DEFERRED TAX ASSETS AND DEFERRED TAX LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred tax assets-current
Allowance for uncollectible other receivables	$ 747	$ 533
Accrued water resource fee	332	277
Accrued expenses	706	517
Other payable	622	1,076
Deferred tax assets-current	2,407	2,403
Valuation allowance	(748)	(604)
Net deferred tax assets-current	1,659	1,799
Deferred tax liabilities-current
Outside basis difference of discontinued operations (Note 6)		(136)
PRC dividend withholding tax		(400)
Deferred tax liabilities-current		(536)
Deferred tax assets-non-current
Net operating loss carryforwards	1,746	2,056
Depreciation of property, plant and equipment	812	505
Provision for impairment allowance	3,481	3,472
Others	10	11
Deferred tax assets-non-current	6,049	6,044
Valuation allowance	(4,720)	(4,277)
Net deferred tax asset-non-current	1,329	1,767
Deferred tax liabilities-non-current
Fair value step-up of property, plant and equipment	(23,279)	(25,246)
Unfavorable contract obligation-electricity supply contract		9
Fair value step-up of intangible assets	(1,066)	(1,326)
Deferred tax liabilities-non-current	(24,345)	(26,563)
Income tax expenses
Change in valuation allowance	575	3,818	(1,363)
Undistributed earnings of foreign subsidiaries	29,260	19,245
PRC withholding tax rate (as a percent)	10.00%
Unrecognized deferred tax liabilities for foreign subsidiaries undistributed earnings	2,926	1,925
Foreign currency translation adjustment on valuation allowance recognized in accumulated other comprehensive income	12	69	54
Yuheng
Income tax expenses
Derecognition of deferred tax assets due to disposal of subsidiary	333
Derecognition of deferred tax liabilities due to disposal of subsidiary	$ 1,818